21. INCOME TAXES: Schedule of Income Tax Reconciliation (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Income Tax Reconciliation

	2019	2018	2017

Loss for the year	$ (2,105,608)	$ (4,136,802)	$ (2,736,717)

Expected income tax (recovery)	$ (569,000)	$ (1,117,000)	$ (712,000)
Change in statutory, foreign tax, foreign exchange rates and other	25,000	(133,000)	(155,000)
Permanent differences	24,000	103,000	85,000
Share issue cost	(5,000)	(5,000)	(3,000)
Adjustment to prior years provision versus statutory tax returns & expiry of non-capital losses	572,000	(9,000)	-
Change in unrecognized deductible temporary differences	(47,000)	1,161,000	785,000
Total income tax expense (recovery)	$ -	$ -	$ -